Investment Objectives and Goals	Dec. 31, 2025
Oberweis Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	OBERWEIS GLOBAL OPPORTUNITIES FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Oberweis Global Opportunities Fund’s investment objective is to maximize capital appreciation.
Oberweis Micro-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	OBERWEIS MICRO-CAP FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Oberweis Micro-Cap Fund’s investment objective is to maximize capital appreciation.
Oberweis Small-Cap Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Oberweis Small-Cap Opportunities Fund’s investment objective is to maximize capital appreciation.
Oberweis International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Oberweis International Opportunities Fund’s investment objective is to maximize long-term capital appreciation.
Oberweis China Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	OBERWEIS CHINA OPPORTUNITIES FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Oberweis China Opportunities Fund’s investment objective is to maximize long-term capital appreciation.
Oberweis Focused International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	OBERWEIS FOCUSED INTERNATIONAL GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Oberweis Focused International Growth Fund’s investment objective is to maximize long-term capital appreciation.